Total Invested Assets and Related Net Investment Income - Carrying Value and Fair Value of Financial Assets (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 152,785,000,000	$ 143,061,000,000
Financial assets, at fair value	156,591,000,000	144,673,000,000
Invested assets	161,619,000,000	151,726,000,000
Investment properties	7,306,000,000	7,157,000,000
Other invested assets - non-financial assets	1,528,000,000	1,508,000,000
Cash, cash equivalents and short-term securities
Disclosure of fair value measurement of assets [line items]
Financial assets	9,575,000,000	9,506,000,000
Financial assets, at fair value	9,575,000,000	9,506,000,000
Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets	81,606,000,000	74,443,000,000
Debt securities | Fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Financial assets	67,894,000,000	61,402,000,000
Financial assets, at fair value	67,894,000,000	61,402,000,000
Debt securities | Available-for-sale
Disclosure of fair value measurement of assets [line items]
Financial assets	13,712,000,000	13,041,000,000
Financial assets, at fair value	13,712,000,000	13,041,000,000
Equity securities
Disclosure of fair value measurement of assets [line items]
Financial assets	4,787,000,000	4,634,000,000
Equity securities | Fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Financial assets	4,474,000,000	4,014,000,000
Financial assets, at fair value	4,474,000,000	4,014,000,000
Equity securities | Available-for-sale
Disclosure of fair value measurement of assets [line items]
Financial assets	313,000,000	620,000,000
Financial assets, at fair value	313,000,000	620,000,000
Mortgages and loans(1)
Disclosure of fair value measurement of assets [line items]
Financial assets	48,222,000,000	46,822,000,000
Financial assets, at fair value	52,028,000,000	48,434,000,000
Derivative assets
Disclosure of fair value measurement of assets [line items]
Financial assets	1,548,000,000	1,112,000,000
Financial assets, at fair value	1,548,000,000	1,112,000,000
Other invested assets | Fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Financial assets	3,016,000,000	2,701,000,000
Financial assets, at fair value	3,016,000,000	2,701,000,000
Other invested assets | Available-for-sale
Disclosure of fair value measurement of assets [line items]
Financial assets	813,000,000	621,000,000
Financial assets, at fair value	813,000,000	621,000,000
Policy loans
Disclosure of fair value measurement of assets [line items]
Financial assets	3,218,000,000	3,222,000,000
Financial assets, at fair value	3,218,000,000	3,222,000,000
SPPI | Debt Securities, Available-for-sale
Disclosure of fair value measurement of assets [line items]
Financial assets	13,602,000,000	12,914,000,000
SPPI | Mortgages and loans, supporting insurance contract liabilities
Disclosure of fair value measurement of assets [line items]
Financial assets	47,398,000,000	43,826,000,000
SPPI | Mortgages and loans, not supporting insurance contract liabilities
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 4,315,000,000	$ 4,410,000,000